MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Level 2 securities:
Marketable securities		$ 14,912	$ 20,471	$ 8,678
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		1,612	2,583
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		1,974	1,946
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 11,326	$ 15,942

[1]	Investments in Corporate bonds rated A or higher.